N-4	Aug. 17, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	Aug. 17, 2023
Amendment Flag	false
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $3,332.90	Highest Annual Cost: $3,332.90

Lowest Annual Cost [Dollars]	$ 3,332.9
Highest Annual Cost [Dollars]	$ 3,332.9
Item 4. Fee Table [Text Block]

In the Initial Summary Prospectus, the Examples section in the ADDITIONAL INFORMATION ABOUT FEES, and in the Statutory Prospectus, the Examples section in the FEE TABLES are deleted and replaced with the following:

Examples

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.

The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

•  If you surrendered your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$5,629	$13,651	$22,152	$43,632

•  If you annuitized your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$5,629	$11,851	$20,352	$43,632

•  If you do not surrender, or annuitize your Contract:

1 Year	3 Years	5 Years	10 Years
$3,829	$11,851	$20,352	$43,632

Surrender Example [Table Text Block]
1 Year	3 Years	5 Years	10 Years
$5,629	$13,651	$22,152	$43,632

Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,629
Surrender Expense, 3 Years, Maximum [Dollars]	13,651
Surrender Expense, 5 Years, Maximum [Dollars]	22,152
Surrender Expense, 10 Years, Maximum [Dollars]	$ 43,632
Annuitize Example [Table Text Block]
1 Year	3 Years	5 Years	10 Years
$5,629	$11,851	$20,352	$43,632

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 5,629
Annuitized Expense, 3 Years, Maximum [Dollars]	11,851
Annuitized Expense, 5 Years, Maximum [Dollars]	20,352
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 43,632
No Surrender Example [Table Text Block]
1 Year	3 Years	5 Years	10 Years
$3,829	$11,851	$20,352	$43,632

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,829
No Surrender Expense, 3 Years, Maximum [Dollars]	11,851
No Surrender Expense, 5 Years, Maximum [Dollars]	20,352
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 43,632